Submission	Jul. 07, 2026
Submission [Line Items]
Central Index Key	0000864270
Registrant Name	AMERICAN HONDA FINANCE CORP
Registration File Number	333-289425
Form Type	S-3
Submission Type	424B2
Fee Exhibit Type	EX-FILING FEES